Note 15 - Regulatory Matters - Regulatory Assets and Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Regulatory assets	$ 355.4	$ 306.5
Regulatory Assets Noncurrent	1,112.4	993.5
Total Regulatory Assets	1,467.8	1,300.0
Regulatory liabilities	3.7	34.6
Regulatory Liability Noncurrent	418.2	620.9
Total Regulatory Liabilities	421.9	655.5
Spire Missouri [Member]
Regulatory assets	288.1	276.3
Regulatory Assets Noncurrent	547.6	483.1
Total Regulatory Assets	835.7	759.4
Regulatory liabilities	0.0	17.1
Regulatory Liability Noncurrent	331.8	538.8
Total Regulatory Liabilities	331.8	555.9
Spire Alabama Inc [Member]
Regulatory assets	56.9	18.8
Regulatory Assets Noncurrent	538.2	483.3
Total Regulatory Assets	595.1	502.1
Regulatory liabilities	0.0	13.4
Regulatory Liability Noncurrent	23.0	23.4
Total Regulatory Liabilities	23.0	36.8
Pension and Other Postretirement Plans Costs [Member]
Regulatory assets	0.0	31.1
Regulatory Assets Noncurrent	294.5	313.8
Regulatory liabilities	0.0	5.8
Regulatory Liability Noncurrent	172.6	159.3
Pension and Other Postretirement Plans Costs [Member] | Spire Missouri [Member]
Regulatory assets	0.0	21.9
Regulatory Assets Noncurrent	222.9	226.0
Regulatory liabilities	0.0	3.6
Regulatory Liability Noncurrent	143.6	131.4
Pension and Other Postretirement Plans Costs [Member] | Spire Alabama Inc [Member]
Regulatory assets	0.0	8.2
Regulatory Assets Noncurrent	66.5	82.9
Regulatory liabilities	0.0	2.2
Regulatory Liability Noncurrent	19.4	19.8
Unamortized Purchased Gas Adjustments Asset [Member]
Regulatory assets	322.2	243.5
Regulatory Assets Noncurrent	0.0	11.0
Regulatory liabilities	53.0	284.3
Unamortized Purchased Gas Adjustments Asset [Member] | Spire Missouri [Member]
Regulatory assets	275.1	242.8
Regulatory Assets Noncurrent	0.0	0.0
Regulatory liabilities	53.0	284.3
Unamortized Purchased Gas Adjustments Asset [Member] | Spire Alabama Inc [Member]
Regulatory assets	43.8	0.0
Regulatory Assets Noncurrent	0.0	10.2
Regulatory liabilities	0.0	0.0
Other Regulatory Assets (Liabilities) [Member]
Regulatory assets	33.2	31.9
Regulatory Assets Noncurrent	129.2	67.3
Regulatory liabilities	3.7	17.8
Regulatory Liability Noncurrent	14.4	13.6
Other Regulatory Assets (Liabilities) [Member] | Spire Missouri [Member]
Regulatory assets	13.0	11.6
Regulatory Assets Noncurrent	113.1	50.4
Regulatory liabilities	0.0	13.5
Regulatory Liability Noncurrent	7.3	8.0
Other Regulatory Assets (Liabilities) [Member] | Spire Alabama Inc [Member]
Regulatory assets	13.1	10.6
Regulatory Assets Noncurrent	1.0	1.2
Regulatory liabilities	0.0	1.0
Regulatory Liability Noncurrent	3.6	3.6
Deferred Income Tax Charge [Member]
Regulatory Assets Noncurrent	137.8	132.9
Deferred Income Tax Charge [Member] | Spire Missouri [Member]
Regulatory Assets Noncurrent	129.2	124.2
Deferred Income Tax Charge [Member] | Spire Alabama Inc [Member]
Regulatory Assets Noncurrent	2.2	2.2
Removal Costs [Member]
Regulatory Assets Noncurrent	493.7	431.9
Regulatory Liability Noncurrent	32.9	36.2
Removal Costs [Member] | Spire Missouri [Member]
Regulatory Assets Noncurrent	25.2	34.9
Regulatory Liability Noncurrent	0.0	4.9
Removal Costs [Member] | Spire Alabama Inc [Member]
Regulatory Assets Noncurrent	468.5	397.0
Regulatory Liability Noncurrent	0.0	0.0
Renewable Energy Program [Member]
Regulatory Assets Noncurrent	57.2	47.6
Renewable Energy Program [Member] | Spire Missouri [Member]
Regulatory Assets Noncurrent	57.2	47.6
Renewable Energy Program [Member] | Spire Alabama Inc [Member]
Regulatory Assets Noncurrent	0.0	0.0
Estimated Deferred Taxes Due to Customers [Member]
Regulatory Liability Noncurrent	145.3	127.5
Estimated Deferred Taxes Due to Customers [Member] | Spire Missouri [Member]
Regulatory Liability Noncurrent	127.9	110.2
Estimated Deferred Taxes Due to Customers [Member] | Spire Alabama Inc [Member]
Regulatory Liability Noncurrent	$ 0.0	$ 0.0